Trade Receivables	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Trade Receivables

Note 4 – Trade Receivables

Trade receivables as of June 30, 2025 and December 31, 2024 are summarized as below:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Provision of services	$-	$7,625
Total trade receivables	$-	$7,625